Derivative Liabilities (Details) - EVOLUTION METALS LLC [Member] - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Feb. 29, 2024
Derivative Liabilities [Line Items]
Investment derivative fair value	$ 17,500,017		$ 65,803,887	$ 53,231,638	$ 53,231,638
Change in fair value Investment Agreement			(12,572,249)	(20,160,319)
CPU share allocation obligation			$ 4,742,696	$ 10,231,516	$ 10,231,516
Convertible preferred units issued (in Shares)	3,500,000		7,050,000	35,230,022	35,230,022	1,000,000
Fully diluted ownership percentage	10.00%		1.00%
Convertible preferred units from other investors		1,100,002	$ 5,550,000	$ 17,730,005
Measured and re-measured fair value				$ 52,231,638	$ 52,231,638
Investors purchase divided amount			2,000,000
July Investment Agreement [Member]
Derivative Liabilities [Line Items]
Cash payment					$ 25,000,000
Fully diluted ownership percentage				10.00%	10.00%
Gross investment					$ 2,500,000
Convertible preferred units from other investors					30,000,000
Measured and re-measured fair value				$ 37,660,336	37,660,336
Business Combination [Member]
Derivative Liabilities [Line Items]
Cash payment	$ 45,000,000
Estimated receives	212,500,000
Other than transferred amount	45,000,000
Promise to issue estimated amount					212,500,000
Business Combination [Member] | July Investment Agreement [Member]
Derivative Liabilities [Line Items]
Cash payment	45,000,000
Convertible Preferred Unit [Member]
Derivative Liabilities [Line Items]
CPU share allocation obligation			4,703,536
Loss on issuance of CPU Share Allocation Obligations		$ 0	$ 403,536
Convertible Preferred Units [Member] | Business Combination [Member]
Derivative Liabilities [Line Items]
Cash payment	$ 25,000,000
Convertible Preferred Unit Issuance [Member]
Derivative Liabilities [Line Items]
CPU share allocation obligation				$ 8,370,647	$ 8,370,647
Fully diluted ownership percentage				1.00%	1.00%
Convertible preferred units from other investors					$ 2,000,000
Investors purchase divided amount					$ 2,000,000